PROFIT FUNDS
INVESTMENT TRUST

     FILED VIA EDGAR

October 1, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Profit Funds Investment Trust
File Nos. 811-07677 and 333-6849

Ladies and Gentlemen:

On behalf of Profit Funds Investment Trust (the “Trust”), attached for filing is Post-Effective Amendment No. 19  (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 75 days after filing pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The Amendment is being filed to add a new series, The Profit Small Cap Fund, to the Trust.

Please contact the undersigned at (513) 587-3406 with questions or comments concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary

8401 Colesville Road, Suite 320   o   Silver Spring, MD 20910   o   301-650-0059   o   FAX 301-650-0608
http:/www.profitfunds.com